Hedging derivatives - Reconciliation of valuation adjustments (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Hedging derivatives
Balance at January 1	$ 356
Valuation adjustments	(882)	$ (1,585)	$ (1,095)
Amounts reclassified to consolidated income statement	(40)	118	1,785
Income taxes	276	440	(207)
Balance at December 31	(290)	356
Cash flow hedges
Hedging derivatives
Balance at January 1	356	1,383	900
Valuation adjustments	(882)	(1,585)	(1,095)
Amounts reclassified to consolidated income statement	(40)	118	1,785
Income from cash flow hedging derivatives swaps and discontinued cash flow hedge accounting	(42)	120	1,787
Cash flow hedges ineffectiveness	2	(2)	(2)
Income taxes	276	440	(207)
Balance at December 31	(290)	$ 356	$ 1,383
Cash flows to be received	1,933
Cash flows to be paid	(2,347)
Cash flow hedges | Less than 3 Months
Hedging derivatives
Cash flows to be received	158
Cash flows to be paid	(566)
Cash flow hedges | 3 to 12 months
Hedging derivatives
Cash flows to be received	470
Cash flows to be paid	(642)
Cash flow hedges | Between one and five years
Hedging derivatives
Cash flows to be received	1,302
Cash flows to be paid	(1,084)
Cash flow hedges | 2024 and thereafter
Hedging derivatives
Cash flows to be received	3
Cash flows to be paid	$ (55)